Long-Term Debt (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Jun. 11, 2014	Dec. 31, 2013
Available borrowing under Loan and Security Agreement	$ 5,000
Amount of each separate note	5,000
Additional borrowing capacity due to private placement	5,000
Debt, net of discounts	4,723		5,000
Loan and Security Agreement - Initial Note [Member]
Available borrowing under Loan and Security Agreement		10,000
Secured promissory notes		5,000
Note issuance date		Jun. 11, 2014
Date of first required payment		Jul. 01, 2015
Frequency of debt payments		monthly
Term of debt payments		27 months
Number of shares callable by warrants outstanding		177,514
Warrant strike price (in dollars per share)		$ 1.41
Interest rate, minimum		11.25%
Interest rate, description of maximum		11.25% plus the Wall Street Journal Prime Rate, less 3.25%.
Spread on variable rate		(3.25%)
Additional interest payment rate		2.50%
Due date of additional interest payment		Oct. 01, 2017
Fair value of the warrants issued		$ 230